Supplemental Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2014
Supplemental Condensed Consolidating Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information

21. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following: (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis (subject to customary release provisions), (ii) each of the guarantors of the Senior Notes is a direct or indirect 100%-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company, summarized condensed consolidating balance sheets at December 31, 2014 and 2013, condensed consolidating statements of operations, comprehensive income (loss) and cash flows for each of the years ended December 31, 2014, 2013 and 2012, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	As of December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$796	$81,510	$—	$82,306
Accounts receivable, net of allowance for doubtful accounts	—	233,791	—	233,791
Deferred income tax assets	—	18,893	—	18,893
Prepaid expenses and other current assets	2,267	26,979	—	29,246
Total current assets	3,063	361,173	—	364,236
Property and equipment, net	7	244,146	—	244,153
Due from affiliates	—	180,610	(180,610)	—
Investment in consolidated subsidiaries	1,740,062	—	(1,740,062)	—
Goodwill	—	1,702,569	—	1,702,569
Intangible assets, net	133,500	1,405,894	—	1,539,394
Other assets, net	152,689	17,270	(149,647)	20,312
Total assets	$2,029,321	$3,911,662	$(2,070,319)	$3,870,664
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$16,399	$—	$16,399
Accrued expenses	4,935	170,271	—	175,206
Deferred revenues	—	10,518	—	10,518
Current portion of long-term debt	6,709	20,599	—	27,308
Total current liabilities	11,644	217,787	—	229,431
Due to affiliates	180,610	—	(180,610)	—
Long-term debt, excluding current portion	771,019	1,375,578	—	2,146,597
Deferred income tax liabilities	—	562,874	(149,647)	413,227
Tax receivable agreement obligations to related parties	163,983	—	—	163,983
Other long-term liabilities	—	15,361	—	15,361
Commitments and contingencies
Equity	902,065	1,740,062	(1,740,062)	902,065
Total liabilities and equity	$2,029,321	$3,911,662	$(2,070,319)	$3,870,664

Condensed Consolidating Balance Sheet

	As of December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$2,794	$73,744	$—	$76,538
Accounts receivable, net of allowance for doubtful accounts	—	214,247	—	214,247
Deferred income tax assets	—	6,317	—	6,317
Prepaid expenses and other current assets	3,441	23,578	—	27,019
Total current assets	6,235	317,886	—	324,121
Property and equipment, net	10	269,460	—	269,470
Due from affiliates	—	69,142	(69,142)	—
Investment in subsidiaries	1,764,213	—	(1,764,213)	—
Goodwill	—	1,502,434	—	1,502,434
Intangible assets, net	142,500	1,490,188	—	1,632,688
Other assets, net	64,536	14,949	(60,316)	19,169
Total assets	$1,977,494	$3,664,059	$(1,893,671)	$3,747,882
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,367	$—	$8,367
Accrued expenses	8,205	122,944	—	131,149
Deferred revenues	—	10,881	—	10,881
Current portion of long-term debt	5,775	25,555	—	31,330
Total current liabilities	13,980	167,747	—	181,727
Due to affiliates	69,142	—	(69,142)	—
Long-term debt, excluding current portion	775,330	1,223,696	—	1,999,026
Deferred income tax liabilities	—	496,579	(60,316)	436,263
Tax receivable agreement obligations to related parties	150,496	—	—	150,496
Other long-term liabilities	—	11,824	—	11,824
Commitments and contingencies	—	—	—	—
Total equity	968,546	1,764,213	(1,764,213)	968,546
Total liabilities and equity	$1,977,494	$3,664,059	$(1,893,671)	$3,747,882

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Revenue:
Solutions revenue	$—	$1,006,949	$—	1,006,949
Postage revenue	—	343,464	—	343,464
Total revenue	—	1,350,413	—	$1,350,413
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	462,332	—	462,332
Development and engineering	—	32,956	—	32,956
Sales, marketing, general and administrative	17,126	181,253	—	198,379
Postage	—	343,464	—	343,464
Depreciation and amortization	9,003	180,215	—	189,218
Accretion	14,446	—	—	14,446
Impairment of long-lived assets	—	83,169	—	83,169
Operating income (loss)	(40,575)	67,024	—	26,449
Equity in earnings of consolidated subsidiaries	31,409	—	(31,409)	—
Interest expense, net	93,471	53,358	—	146,829
Loss on extinguishment of debt	—	—	—	—
Contingent consideration	—	1,307	—	1,307
Other	(111)	(3,857)	—	(3,968)
Income (loss) before income tax provision (benefit)	(165,344)	16,216	31,409	(117,719)
Income tax provision (benefit)	(89,490)	47,625	—	(41,865)
Net income (loss)	$(75,854)	$(31,409)	$31,409	$(75,854)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Revenue:
Solutions revenue	$—	$930,713	$—	930,713
Postage revenue	—	311,854	—	311,854
Total revenue	$—	$1,242,567	$—	$1,242,567
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	447,324	—	447,324
Development and engineering	—	31,426	—	31,426
Sales, marketing, general and administrative	12,321	157,730	—	170,051
Postage	—	311,854	—	311,854
Depreciation and amortization	9,004	174,835	—	183,839
Accretion	26,470	—	—	26,470
Impairment of long-lived assets	—	10,619	—	10,619
Operating income (loss)	(47,795)	108,779	—	60,984
Equity in earnings of consolidated subsidiaries	(14,159)	—	14,159	—
Interest expense, net	94,021	59,148	—	153,169
Loss on extinguishment of debt	485	22,675	—	23,160
Contingent consideration	—	(69)	—	(69)
Other	(2,925)	(1,208)	—	(4,133)
Income (loss) before income tax provision (benefit)	(125,217)	28,233	(14,159)	(111,143)
Income tax provision (benefit)	(50,759)	14,074	—	(36,685)
Net income (loss)	$(74,458)	$14,159	$(14,159)	$(74,458)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Revenue:
Solutions revenue	$—	$843,394	$—	843,394
Postage revenue	—	308,919	—	308,919
Total revenue	$—	$1,152,313	$—	$1,152,313
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	388,480	—	388,480
Development and engineering	—	33,271	—	33,271
Sales, marketing, general and administrative	9,072	137,940	—	147,012
Postage	—	308,919	—	308,919
Depreciation and amortization	9,004	178,221	—	187,225
Accretion	8,666	—	—	8,666
Impairment of long-lived assets	—	1,865	—	1,865
Operating income (loss)	(26,742)	103,617	—	76,875
Equity in earnings of consolidated subsidiaries	(3,400)	—	3,400	—
Interest expense, net	94,089	78,164	—	172,253
Loss on extinguishment of debt	495	21,358	—	21,853
Contingent consideration	—	—	—	—
Other	1,250	—	—	1,250
Income (loss) before income tax provision (benefit)	(119,176)	4,095	(3,400)	(118,481)
Income tax provision (benefit)	(40,841)	695	—	(40,146)
Net income (loss)	$(78,335)	$3,400	$(3,400)	$(78,335)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year Ended December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Net income (loss)	$(75,854)	$(31,409)	$31,409	$(75,854)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(393)	—	—	(393)
Foreign currency translation adjustment	—	(219)	—	(219)
Equity in other comprehensive earnings	(219)	—	219	—
Other comprehensive income (loss)	(612)	(219)	219	(612)
Total comprehensive income (loss)	$(76,466)	$(31,628)	$31,628	$(76,466)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year Ended December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Net income (loss)	$(74,458)	$14,159	$(14,159)	$(74,458)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	2,583	—	—	2,583
Foreign currency translation adjustment	—	(137)	—	(137)
Equity in other comprehensive earnings	(137)	—	137	—
Other comprehensive income (loss)	2,446	(137)	137	2,446
Total comprehensive income (loss)	$(72,012)	$14,022	$(14,022)	$(72,012)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year Ended December 31, 2012
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Net income (loss)	$(78,335)	$3,400	$(3,400)	$(78,335)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(3,662)	—	—	(3,662)
Foreign currency translation adjustment	—	67	—	67
Equity in other comprehensive earnings	67	—	(67)	—
Other comprehensive income (loss)	(3,595)	67	(67)	(3,595)
Total comprehensive income (loss)	$(81,930)	$3,467	$(3,467)	$(81,930)

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Operating activities
Net income (loss)	$(75,854)	$(31,409)	$31,409	$(75,854)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	9,003	180,215	-	189,218
Accretion	14,446	-	-	14,446
Equity compensation	335	6,999	-	7,334
Deferred income tax expense (benefit)	(89,089)	45,697	-	(43,392)
Amortization of debt discount and issuance costs	2,704	5,143	-	7,847
Contingent consideration	-	1,307	-	1,307
Gain on sale of cost method investment	(114)	-	-	(114)
Impairment of long lived assets	-	83,169	-	83,169
Equity in earnings of consolidated subsidiaries	31,409	-	(31,409)	-
Other	(1,089)	(1,166)	-	(2,255)
Changes in operating assets and liabilities:
Accounts receivable	-	(6,824)	-	(6,824)
Prepaid expenses and other	773	(237)	-	536
Accounts payable	-	4,591	-	4,591
Accrued expenses, deferred revenue, and other liabilities	(7,908)	34,558	-	26,650
Tax receivable agreement obligations to related parties	(988)	-	-	(988)
Due to/from affiliates	111,582	(111,582)	-	-
Net cash provided (used in) by operating activities	(4,790)	210,461	-	205,671
Investing activities
Purchases of property and equipment	-	(55,926)	-	(55,926)
Payments for acquisitions, net of cash acquired	-	(252,772)	-	(252,772)
Proceeds from sale of cost method investment	677	-	-	677
Other	-	(139)	-	(139)
Investment in subsidiary	95	-	(95)	-
Net cash provided by (used in) investing activities	772	(308,837)	(95)	(308,160)
Financing activities
Distributions from (to) Emdeon Inc. net	-	(95)	95	-
Proceeds from Term Loan Facility	-	157,600	-	157,600
Payments on Term Loan Facility	(276)	(13,003)	-	(13,279)
Payment of debt assumed from acquisition	-	(25,262)	-	(25,262)
Proceeds from Revolving Facility	-	183,000	-	183,000
Payments on Revolving Facility	-	(183,000)	-	(183,000)
Payment of loan costs	-	(2,096)	-	(2,096)
Repayment of deferred financing arrangements	-	(10,741)	-	(10,741)
Repurchase of Parent common stock	(960)	(261)	-	(1,221)
Capital contribution from Parent	3,256	-	-	3,256
Net cash provided by (used in) financing activities	2,020	106,142	95	108,257
Net decrease in cash and cash equivalents	(1,998)	7,766	-	5,768
Cash and cash equivalents at beginning of period	2,794	73,744	-	76,538
Cash and cash equivalents at end of period	$796	$81,510	$-	$82,306

Condensed Consolidating Statement of Cash Flows

	As of December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Operating activities
Net income (loss)	$(74,458)	$14,159	$(14,159)	$(74,458)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9,004	174,835	-	183,839
Accretion expense	26,470	-	-	26,470
Equity compensation expense	240	6,781	-	7,021
Deferred income tax expense (benefit)	(49,195)	9,640	-	(39,555)
Amortization of debt discount and issuance costs	2,501	5,974	-	8,475
Contingent consideration	-	(69)	-	(69)
Gain on sale of cost method investment	(2,925)	-	-	(2,925)
Loss on extinguishment of debt	478	22,350	-	22,828
Impairment of long lived assets	-	10,619	-	10,619
Equity in earnings of consolidated subsidiaries	(14,159)	-	14,159	-
Other	(822)	(1,140)	-	(1,962)
Changes in operating assets and liabilities:
Accounts receivable	-	(20,791)	-	(20,791)
Prepaid expenses and other	(2,402)	3,844	-	1,442
Accounts payable	-	1,335	-	1,335
Accrued expenses, deferred revenue, and other liabilities	3,171	26,102	-	29,273
Tax receivable agreement obligations to related parties	(1,142)	-	-	(1,142)
Due to/from affiliates	6,209	(6,209)	-	-
Net cash provided by (used in) operating activities	(97,030)	247,430	-	150,400
Investing activities
Purchases of property and equipment	(11)	(71,075)	-	(71,086)
Payments for acquisitions, net of cash acquired	-	(18,291)	-	(18,291)
Proceeds from sale of cost method investment	96,475	(90,655)	-	5,820
Investment in subsidiaries, net	5,821	-	(5,821)	-
Net cash provided by (used in) investing activities	102,285	(180,021)	(5,821)	(83,557)
Financing activities
Distributions from (to) Emdeon Inc., net	-	(5,821)	5,821	-
Payments on Term Loan Facility	(280)	(12,632)	-	(12,912)
Payment of debt assumed from acquisition	-	(218)	-	(218)
Payment of loan costs	-	(2,178)	-	(2,178)
Repayment of deferred financing arrangements	(4,321)	(3,243)	-	(7,564)
Repurchase of Parent common stock	(613)	-	-	(613)
Capital contribution from Parent	1,999	-		1,999
Other	-	(582)	-	(582)
Net cash provided by (used in) financing activities	(3,215)	(24,674)	5,821	(22,068)
Net increase (decrease) in cash and cash equivalents	2,040	42,735	-	44,775
Cash and cash equivalents at beginning of period	754	31,009	-	31,763
Cash and cash equivalents at end of period	$2,794	$73,744	$-	$76,538

Condensed Consolidating Statement of Cash Flows

	As of December 31, 2012
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Operating activities
Net income (loss)	$(78,335)	$3,400	$(3,400)	$(78,335)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9,004	178,221	-	187,225
Accretion expense	8,666	-	-	8,666
Equity compensation expense	27	6,815	-	6,842
Deferred income tax expense (benefit)	(40,841)	2,394	-	(38,447)
Amortization of debt discount and issuance costs	2,265	7,920	-	10,185
Loss on extinguishment of debt	495	17,798	-	18,293
Impairment of long lived assets	-	1,865	-	1,865
Equity in earnings of consolidated subsidiaries	(3,400)	-	3,400	-
Other	-	820	-	820
Changes in operating assets and liabilities:
Accounts receivable	-	1,601	-	1,601
Prepaid expenses and other	1,438	(13,534)	-	(12,096)
Accounts payable	-	(2,149)	-	(2,149)
Accrued expenses, deferred revenue, and other liabilities	(14,244)	(10,972)	-	(25,216)
Tax receivable agreement obligations to related parties	(334)	-	-	(334)
Due to/from affiliates	7,463	(7,463)	-	-
Net cash provided by (used in) operating activities	(107,796)	186,716	-	78,920
Investing activities
Purchases of property and equipment	-	(62,054)	-	(62,054)
Payments for acquisitions, net of cash acquired	-	(59,011)	-	(59,011)
Investment in subsidiaries, net	112,067	-	(112,067)	-
Net cash provided by (used in) investing activities	112,067	(121,065)	(112,067)	(121,065)
Financing activities
Distributions from (to) Emdeon Inc., net	-	(112,067)	112,067	-
Proceeds from Term Loan Facility	-	70,351	-	70,351
Payments on Term Loan Facility	(259)	(12,558)	-	(12,817)
Payments on Revolving Facility	-	(15,000)	-	(15,000)
Payment of loan costs	(34)	(2,026)	-	(2,060)
Repayment of deferred financing arrangements	(3,796)	-	-	(3,796)
Repurchase of Parent common stock	-	(317)	-	(317)
Other	-	(376)	-	(376)
Net cash provided by (used in) financing activities	(4,089)	(71,993)	112,067	35,985
Net increase (decrease) in cash and cash equivalents	182	(6,342)	-	(6,160)
Cash and cash equivalents at beginning of period	572	37,351	-	37,923
Cash and cash equivalents at end of period	$754	$31,009	$-	$31,763